Significant Accounting Policies (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets
Cash equivalents	$ 5,066,830	$ 6,788,333	$ 8,872,982
Restricted cash	0	0	800,031
Total	5,066,830	6,788,333	9,673,013
Level 1
Assets
Cash equivalents	5,066,830	6,788,333	8,872,982
Restricted cash	0	0	31
Total	$ 5,066,830	6,788,333	8,873,013
Level 2
Assets
Cash equivalents		0	0
Restricted cash		0	800,000
Total		$ 0	$ 800,000